Going concern (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 5,278	$ 4,730
Operating cash flows	4,506	$ 1,468
Accumulated deficit	134,771		$ 129,532
Working capital	$ 19,045